SUBSEQUENT EVENTS (Details)	Sep. 22, 2025 USD ($)	Sep. 05, 2025 USD ($)	Jul. 28, 2025 USD ($)	Mar. 04, 2025 USD ($)	Mar. 02, 2025 USD ($) $ / shares shares	Oct. 08, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	May 13, 2025 shares	Dec. 31, 2024 $ / shares shares
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Face value of original issue discount convertible advances (in Dollars) | $	$ 6,000,000
Initial principal amount (in Dollars) | $	1,500,000
Total gross proceeds (in Dollars) | $	$ 1,380,000
Number of bitcoin mining machines				2,000
Payments to acquire machinery (in Dollars) | $				$ 9,620,000
Class A Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares							4,000,000		4,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.05		$ 0.05
Additional Class A share outstanding							1,974,163		485,058
Class A Ordinary Shares [Member] | Forecast [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares issued								74,459,113
Additional Class A share outstanding								98,713,955
Class A Ordinary Shares [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.001
Shares issued					16,390,000
Share price (in Dollars per share) | $ / shares					$ 0.33
Gross proceeds (in Dollars) | $					$ 5,400,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Warrant [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares issued					16,390,000
Class B Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares							4,000,000		4,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.05		$ 0.05
Additional Class A share outstanding							42,000		42,000
Minimum [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares						8,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.05
Minimum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares						4,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.05
Minimum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares						4,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.05
Maximum [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares						90,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.05
Maximum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares						60,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.05
Maximum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of authorized shares						30,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.05
AGM HK [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Consideration amount (in Dollars) | $		$ 6,850,000	$ 5,000